Loss Per Share - Basic and Diluted (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator: [Abstract]
Net loss	$ (22,794)	$ (7,097)	$ (17,027)	$ (22,803)	$ (18,231)
Denominator: [Abstract]
Weighted-average common shares outstanding, basic (in shares)	144,207,000	99,804,000	100,023,000	99,272,000	97,952,000
Weighted-average common shares outstanding, diluted (in shares)	144,207,000	99,804,000	100,023,000	99,272,000	97,952,000
Net loss per share attributable to common stockholders, basic (in USD per share)	$ (0.16)	$ (0.07)	$ (0.17)	$ (0.23)	$ (0.19)
Net loss per share attributable to common stockholders, diluted (in USD per share)	$ (0.16)	$ (0.07)	$ (0.17)	$ (0.23)	$ (0.19)